Performance Management	Dec. 30, 2025
American Funds 2070 Target Date Retirement Fund | American Funds 2070 Target Date Retirement Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Investment results
Performance Narrative [Text Block]	Because the fund has been in operation for less than one full calendar year, information regarding investment results is not available as of the date of this prospectus.
Performance One Year or Less [Text]	Because the fund has been in operation for less than one full calendar year, information regarding investment results is not available as of the date of this prospectus.
American Funds 2065 Target Date Retirement Fund | American Funds 2065 Target Date Retirement Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Investment results
Performance Narrative [Text Block]

The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe and other applicable measures of market results. This information provides some indication of the risks of investing in the fund. Past investment results are not predictive of future investment results. Updated information on the fund’s investment results can be obtained by visiting capitalgroup.com.

Performance Past Does Not Indicate Future [Text]	Past investment results are not predictive of future investment results.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe and other applicable measures of market results.
Bar Chart Narrative [Text Block]

The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe and other applicable measures of market results.

Bar Chart Does Not Reflect Sales Loads [Text]	(Class R shares are not subject to sales charges.)
Bar Chart [Heading]	Calendar year total returns for Class R-6 shares (Class R shares are not subject to sales charges.)
Bar Chart [Table]
Bar Chart Closing [Text Block]

Highest/Lowest quarterly results during this period were:

Highest 12.83% (quarter ended June 30, 2025)

Lowest -15.20% (quarter ended June 30, 2022)

The fund's total return for the nine months ended September 30, 2025, was 16.98%.

Year to Date Return, Label [Optional Text]	The fund's total return for the nine months ended
Bar Chart, Year to Date Return	16.98%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Highest
Highest Quarterly Return	12.83%
Highest Quarterly Return, Date	Jun. 30, 2025
Lowest Quarterly Return, Label [Optional Text]	Lowest
Lowest Quarterly Return	(15.20%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account (IRA).
Performance [Table]

Average annual total returns For the periods ended December 31, 2024 (with maximum sales charge for Class A):
Share class	Inception date	1 year	Lifetime
R-6 – Before taxes	3/27/2020	15.64%	15.03%
A – Before taxes	3/27/2020	8.60	13.19
– After taxes on distributions		8.01	12.67
– After taxes on distributions and sale of fund shares		5.59	10.51

Share classes (before taxes)	Inception date	1 year	Lifetime
C	3/27/2020	13.43%	13.83%
F-1	3/27/2020	15.21	14.65
F-2	3/27/2020	15.58	14.95
F-3	3/27/2020	15.64	15.03
R-1	3/27/2020	14.44	14.05
R-2	3/27/2020	14.38	13.78
R-2E	3/27/2020	14.69	14.13
R-3	3/27/2020	14.91	14.30
R-4	3/27/2020	15.26	14.65
R-5E	3/27/2020	15.48	14.87
R-5	3/27/2020	15.61	14.98

Indexes	1 year	Lifetime (from Class R-6 inception)
S&P 500 Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	25.02%	21.13%
S&P Target Date 2065+ Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	14.83	15.59
Bloomberg U.S. Aggregate Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	1.25	–0.89

Average Annual Return, Caption [Optional Text]	Average annual total returns For the periods ended December 31, 2024 (with maximum sales charge for Class A):
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown only for Class A shares; after-tax returns for other share classes will vary.
Performance Table Closing [Text Block]

After-tax returns are shown only for Class A shares; after-tax returns for other share classes will vary. After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account (IRA).

Performance Availability Website Address [Text]	capitalgroup.com
American Funds 2060 Target Date Retirement Fund | American Funds 2060 Target Date Retirement Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Investment results
Performance Narrative [Text Block]

The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe and other applicable measures of market results. This information provides some indication of the risks of investing in the fund. Past investment results are not predictive of future investment results. Updated information on the fund’s investment results can be obtained by visiting capitalgroup.com.

Performance Past Does Not Indicate Future [Text]	Past investment results are not predictive of future investment results.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe and other applicable measures of market results.
Bar Chart Narrative [Text Block]

The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe and other applicable measures of market results.

Bar Chart Does Not Reflect Sales Loads [Text]	(Class R shares are not subject to sales charges.)
Bar Chart [Heading]	Calendar year total returns for Class R-6 shares (Class R shares are not subject to sales charges.)
Bar Chart [Table]
Bar Chart Closing [Text Block]

Highest/Lowest quarterly results during this period were:

Highest 19.13% (quarter ended June 30, 2020)

Lowest -17.53% (quarter ended March 31, 2020)

The fund's total return for the nine months ended September 30, 2025, was 17.01%.

Year to Date Return, Label [Optional Text]	The fund's total return for the nine months ended
Bar Chart, Year to Date Return	17.01%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Highest
Highest Quarterly Return	19.13%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest
Lowest Quarterly Return	(17.53%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account (IRA).
Performance [Table]

Average annual total returns For the periods ended December 31, 2024 (with maximum sales charge for Class A):
Share class	Inception date	1 year	5 years	Lifetime
R-6 – Before taxes	3/27/2015	15.60%	9.59%	9.55%
A – Before taxes	3/27/2015	8.64	7.92	8.53
– After taxes on distributions		7.92	7.08	7.81
– After taxes on distributions and sale of fund shares		5.71	6.15	6.82

Share classes (before taxes)	Inception date	1 year	5 years	Lifetime
C	3/27/2015	13.38%	8.42%	8.52%
F-1	3/27/2015	15.26	9.20	9.18
F-2	3/27/2015	15.57	9.51	9.45
F-3	1/27/2017	15.62	9.58	10.49
R-1	3/27/2015	14.35	8.39	8.42
R-2	3/27/2015	14.34	8.40	8.37
R-2E	3/27/2015	14.72	8.72	8.74
R-3	3/27/2015	14.93	8.88	8.84
R-4	3/27/2015	15.25	9.22	9.18
R-5E	11/20/2015	15.51	9.44	10.06
R-5	3/27/2015	15.64	9.54	9.50

Indexes	1 year	5 years	Lifetime (from Class R-6 inception)
S&P 500 Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	25.02%	14.53%	13.37%
S&P Target Date 2060 Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	14.44	9.14	8.81
Bloomberg U.S. Aggregate Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	1.25	–0.33	1.23

Average Annual Return, Caption [Optional Text]	Average annual total returns For the periods ended December 31, 2024 (with maximum sales charge for Class A):
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown only for Class A shares; after-tax returns for other share classes will vary.
Performance Table Closing [Text Block]

After-tax returns are shown only for Class A shares; after-tax returns for other share classes will vary. After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account (IRA).

Performance Availability Website Address [Text]	capitalgroup.com
American Funds 2055 Target Date Retirement Fund | American Funds 2055 Target Date Retirement Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Investment results
Performance Narrative [Text Block]

The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe and other applicable measures of market results. This information provides some indication of the risks of investing in the fund. Past investment results are not predictive of future investment results. Updated information on the fund’s investment results can be obtained by visiting capitalgroup.com.

Performance Past Does Not Indicate Future [Text]	Past investment results are not predictive of future investment results.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe and other applicable measures of market results.
Bar Chart Narrative [Text Block]

The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe and other applicable measures of market results.

Bar Chart Does Not Reflect Sales Loads [Text]	(Class R shares are not subject to sales charges.)
Bar Chart [Heading]	Calendar year total returns for Class R-6 shares (Class R shares are not subject to sales charges.)
Bar Chart [Table]
Bar Chart Closing [Text Block]

Highest/Lowest quarterly results during this period were:

Highest 19.21% (quarter ended June 30, 2020)

Lowest -17.59% (quarter ended March 31, 2020)

The fund's total return for the nine months ended September 30, 2025, was 16.99%.

Year to Date Return, Label [Optional Text]	The fund's total return for the nine months ended
Bar Chart, Year to Date Return	16.99%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Highest
Highest Quarterly Return	19.21%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest
Lowest Quarterly Return	(17.59%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account (IRA).
Performance [Table]

Average annual total returns For the periods ended December 31, 2024 (with maximum sales charge for Class A):
Share class	Inception date	1 year	5 years	10 years	Lifetime
R-6 – Before taxes	2/1/2010	15.58%	9.60%	9.57%	10.56%
A – Before taxes	2/1/2010	8.52	7.96	8.57	9.77
– After taxes on distributions		7.77	7.02	7.67	N/A
– After taxes on distributions and sale of fund shares		5.67	6.16	6.80	N/A

Share classes (before taxes)	Inception date	1 year	5 years	10 years	Lifetime
C	2/21/2014	13.33%	8.44%	8.55%	8.43%
F-1	2/21/2014	15.16	9.21	9.18	9.01
F-2	2/21/2014	15.49	9.51	9.47	9.29
F-3	1/27/2017	15.55	9.61	N/A	10.51
R-1	2/1/2010	14.31	8.40	8.35	9.34
R-2	2/1/2010	14.32	8.41	8.39	9.38
R-2E	8/29/2014	14.60	8.73	8.74	8.43
R-3	2/1/2010	14.81	8.89	8.85	9.84
R-4	2/1/2010	15.16	9.22	9.19	10.18
R-5E	11/20/2015	15.37	9.44	N/A	10.07
R-5	2/1/2010	15.51	9.56	9.52	10.51

Indexes	1 year	5 years	10 years	Lifetime (from Class R-6 inception)
S&P 500 Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	25.02%	14.53%	13.10%	14.14%
S&P Target Date 2055 Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	14.32	9.11	8.84	9.91
Bloomberg U.S. Aggregate Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	1.25	–0.33	1.35	2.29

Average Annual Return, Caption [Optional Text]	Average annual total returns For the periods ended December 31, 2024 (with maximum sales charge for Class A):
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown only for Class A shares; after-tax returns for other share classes will vary.
Performance Table Closing [Text Block]

After-tax returns are shown only for Class A shares; after-tax returns for other share classes will vary. After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account (IRA).

Performance Availability Website Address [Text]	capitalgroup.com
American Funds 2050 Target Date Retirement Fund | American Funds 2050 Target Date Retirement Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Investment results
Performance Narrative [Text Block]

The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe and other applicable measures of market results. This information provides some indication of the risks of investing in the fund. Past investment results are not predictive of future investment results. Updated information on the fund’s investment results can be obtained by visiting capitalgroup.com.

Performance Past Does Not Indicate Future [Text]	Past investment results are not predictive of future investment results.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe and other applicable measures of market results.
Bar Chart Narrative [Text Block]

The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe and other applicable measures of market results.

Bar Chart Does Not Reflect Sales Loads [Text]	(Class R shares are not subject to sales charges.)
Bar Chart [Heading]	Calendar year total returns for Class R-6 shares (Class R shares are not subject to sales charges.)
Bar Chart [Table]
Bar Chart Closing [Text Block]

Highest/Lowest quarterly results during this period were:

Highest 19.23% (quarter ended June 30, 2020)

Lowest -17.62% (quarter ended March 31, 2020)

The fund's total return for the nine months ended September 30, 2025, was 16.75%.

Year to Date Return, Label [Optional Text]	The fund's total return for the nine months ended
Bar Chart, Year to Date Return	16.75%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Highest
Highest Quarterly Return	19.23%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest
Lowest Quarterly Return	(17.62%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account (IRA).
Performance [Table]

Average annual total returns For the periods ended December 31, 2024 (with maximum sales charge for Class A):
Share class	Inception date	1 year	5 years	10 years	Lifetime
R-6 – Before taxes	7/13/2009	15.43%	9.64%	9.60%	11.52%
A – Before taxes	2/1/2007	8.44	7.99	8.59	7.45
– After taxes on distributions		7.66	7.01	7.63	N/A
– After taxes on distributions and sale of fund shares		5.63	6.18	6.79	N/A

Share classes (before taxes)	Inception date	1 year	5 years	10 years	Lifetime
C	2/21/2014	13.23%	8.47%	8.57%	8.45%
F-1	2/21/2014	15.01	9.24	9.20	9.03
F-2	2/21/2014	15.29	9.54	9.49	9.31
F-3	1/27/2017	15.45	9.65	N/A	10.53
R-1	2/1/2007	14.18	8.44	8.37	6.96
R-2	2/1/2007	14.20	8.44	8.41	7.00
R-2E	8/29/2014	14.52	8.76	8.74	8.44
R-3	2/1/2007	14.65	8.93	8.88	7.44
R-4	2/1/2007	15.02	9.25	9.21	7.78
R-5E	11/20/2015	15.28	9.48	N/A	10.09
R-5	2/1/2007	15.37	9.58	9.53	8.11

Indexes	1 year	5 years	10 years	Lifetime (from Class R-6 inception)
S&P 500 Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	25.02%	14.53%	13.10%	15.08%
S&P Target Date 2050 Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	14.30	9.06	8.77	10.78
Bloomberg U.S. Aggregate Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	1.25	–0.33	1.35	2.48

Average Annual Return, Caption [Optional Text]	Average annual total returns For the periods ended December 31, 2024 (with maximum sales charge for Class A):
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown only for Class A shares; after-tax returns for other share classes will vary.
Performance Table Closing [Text Block]

After-tax returns are shown only for Class A shares; after-tax returns for other share classes will vary. After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account (IRA).

Performance Availability Website Address [Text]	capitalgroup.com
American Funds 2045 Target Date Retirement Fund | American Funds 2045 Target Date Retirement Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Investment results
Performance Narrative [Text Block]

The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe and other applicable measures of market results. This information provides some indication of the risks of investing in the fund. Past investment results are not predictive of future investment results. Updated information on the fund’s investment results can be obtained by visiting capitalgroup.com.

Performance Past Does Not Indicate Future [Text]	Past investment results are not predictive of future investment results.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe and other applicable measures of market results.
Bar Chart Narrative [Text Block]

The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe and other applicable measures of market results.

Bar Chart Does Not Reflect Sales Loads [Text]	(Class R shares are not subject to sales charges.)
Bar Chart [Heading]	Calendar year total returns for Class R-6 shares (Class R shares are not subject to sales charges.)
Bar Chart [Table]
Bar Chart Closing [Text Block]

Highest/Lowest quarterly results during this period were:

Highest 18.82% (quarter ended June 30, 2020)

Lowest -17.31% (quarter ended March 31, 2020)

The fund's total return for the nine months ended September 30, 2025, was 16.70%.

Year to Date Return, Label [Optional Text]	The fund's total return for the nine months ended
Bar Chart, Year to Date Return	16.70%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Highest
Highest Quarterly Return	18.82%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest
Lowest Quarterly Return	(17.31%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account (IRA).
Performance [Table]

Average annual total returns For the periods ended December 31, 2024 (with maximum sales charge for Class A):
Share class	Inception date	1 year	5 years	10 years	Lifetime
R-6 – Before taxes	7/13/2009	15.17%	9.60%	9.52%	11.48%
A – Before taxes	2/1/2007	8.19	7.95	8.52	7.41
– After taxes on distributions		7.39	6.96	7.56	N/A
– After taxes on distributions and sale of fund shares		5.48	6.14	6.74	N/A

Share classes (before taxes)	Inception date	1 year	5 years	10 years	Lifetime
C	2/21/2014	12.98%	8.43%	8.50%	8.39%
F-1	2/21/2014	14.82	9.21	9.13	8.96
F-2	2/21/2014	15.14	9.51	9.43	9.25
F-3	1/27/2017	15.20	9.60	N/A	10.46
R-1	2/1/2007	13.98	8.40	8.31	6.93
R-2	2/1/2007	13.99	8.41	8.34	6.96
R-2E	8/29/2014	14.31	8.73	8.69	8.38
R-3	2/1/2007	14.44	8.89	8.81	7.41
R-4	2/1/2007	14.82	9.22	9.14	7.75
R-5E	11/20/2015	15.03	9.44	N/A	10.02
R-5	2/1/2007	15.15	9.55	9.47	8.07

Indexes	1 year	5 years	10 years	Lifetime (from Class R-6 inception)
S&P 500 Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	25.02%	14.53%	13.10%	15.08%
S&P Target Date 2045 Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	13.58	8.75	8.54	10.57
Bloomberg U.S. Aggregate Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	1.25	–0.33	1.35	2.48

Average Annual Return, Caption [Optional Text]	Average annual total returns For the periods ended December 31, 2024 (with maximum sales charge for Class A):
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown only for Class A shares; after-tax returns for other share classes will vary.
Performance Table Closing [Text Block]

After-tax returns are shown only for Class A shares; after-tax returns for other share classes will vary. After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account (IRA).

Performance Availability Website Address [Text]	capitalgroup.com
American Funds 2040 Target Date Retirement Fund | American Funds 2040 Target Date Retirement Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Investment results
Performance Narrative [Text Block]

The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe and other applicable measures of market results. This information provides some indication of the risks of investing in the fund. Past investment results are not predictive of future investment results. Updated information on the fund’s investment results can be obtained by visiting capitalgroup.com.

Performance Past Does Not Indicate Future [Text]	Past investment results are not predictive of future investment results.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe and other applicable measures of market results.
Bar Chart Narrative [Text Block]

The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe and other applicable measures of market results.

Bar Chart Does Not Reflect Sales Loads [Text]	(Class R shares are not subject to sales charges.)
Bar Chart [Heading]	Calendar year total returns for Class R-6 shares (Class R shares are not subject to sales charges.)
Bar Chart [Table]
Bar Chart Closing [Text Block]

Highest/Lowest quarterly results during this period were:

Highest 18.44% (quarter ended June 30, 2020)

Lowest -17.02% (quarter ended March 31, 2020)

The fund's total return for the nine months ended September 30, 2025, was 16.05%.

Year to Date Return, Label [Optional Text]	The fund's total return for the nine months ended
Bar Chart, Year to Date Return	16.05%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Highest
Highest Quarterly Return	18.44%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest
Lowest Quarterly Return	(17.02%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account (IRA).
Performance [Table]

Average annual total returns For the periods ended December 31, 2024 (with maximum sales charge for Class A):
Share class	Inception date	1 year	5 years	10 years	Lifetime
R-6 – Before taxes	7/27/2009	14.79%	9.40%	9.35%	10.82%
A – Before taxes	2/1/2007	7.77	7.76	8.34	7.31
– After taxes on distributions		6.91	6.74	7.34	N/A
– After taxes on distributions and sale of fund shares		5.22	5.97	6.57	N/A

Share classes (before taxes)	Inception date	1 year	5 years	10 years	Lifetime
C	2/21/2014	12.54%	8.23%	8.32%	8.22%
F-1	2/21/2014	14.35	9.00	8.96	8.79
F-2	2/21/2014	14.70	9.31	9.25	9.09
F-3	1/27/2017	14.75	9.39	N/A	10.26
R-1	2/1/2007	13.49	8.19	8.13	6.83
R-2	2/1/2007	13.51	8.21	8.16	6.86
R-2E	8/29/2014	13.88	8.53	8.51	8.20
R-3	2/1/2007	14.03	8.70	8.64	7.31
R-4	2/1/2007	14.37	9.02	8.97	7.65
R-5E	11/20/2015	14.57	9.24	N/A	9.83
R-5	2/1/2007	14.67	9.34	9.29	7.97

Indexes	1 year	5 years	10 years	Lifetime (from Class R-6 inception)
S&P 500 Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	25.02%	14.53%	13.10%	14.48%
S&P Target Date 2040 Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	12.87	8.27	8.19	9.69
Bloomberg U.S. Aggregate Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	1.25	–0.33	1.35	2.52

Average Annual Return, Caption [Optional Text]	Average annual total returns For the periods ended December 31, 2024 (with maximum sales charge for Class A):
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown only for Class A shares; after-tax returns for other share classes will vary.
Performance Table Closing [Text Block]

After-tax returns are shown only for Class A shares; after-tax returns for other share classes will vary. After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account (IRA).

Performance Availability Website Address [Text]	capitalgroup.com
American Funds 2035 Target Date Retirement Fund | American Funds 2035 Target Date Retirement Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Investment results
Performance Narrative [Text Block]

The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe and other applicable measures of market results. This information provides some indication of the risks of investing in the fund. Past investment results are not predictive of future investment results. Updated information on the fund’s investment results can be obtained by visiting capitalgroup.com.

Performance Past Does Not Indicate Future [Text]	Past investment results are not predictive of future investment results.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe and other applicable measures of market results.
Bar Chart Narrative [Text Block]

The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe and other applicable measures of market results.

Bar Chart Does Not Reflect Sales Loads [Text]	(Class R shares are not subject to sales charges.)
Bar Chart [Heading]	Calendar year total returns for Class R-6 shares (Class R shares are not subject to sales charges.)
Bar Chart [Table]
Bar Chart Closing [Text Block]

Highest/Lowest quarterly results during this period were:

Highest 17.15% (quarter ended June 30, 2020)

Lowest -15.67% (quarter ended March 31, 2020)

The fund's total return for the nine months ended September 30, 2025, was 14.23%.

Year to Date Return, Label [Optional Text]	The fund's total return for the nine months ended
Bar Chart, Year to Date Return	14.23%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Highest
Highest Quarterly Return	17.15%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest
Lowest Quarterly Return	(15.67%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account (IRA).
Performance [Table]

Average annual total returns For the periods ended December 31, 2024 (with maximum sales charge for Class A):
Share class	Inception date	1 year	5 years	10 years	Lifetime
R-6 – Before taxes	7/13/2009	12.73%	8.43%	8.71%	10.90%
A – Before taxes	2/1/2007	5.93	6.81	7.71	6.93
– After taxes on distributions		4.81	5.73	6.67	N/A
– After taxes on distributions and sale of fund shares		4.15	5.18	6.01	N/A

Share classes (before taxes)	Inception date	1 year	5 years	10 years	Lifetime
C	2/21/2014	10.56%	7.29%	7.69%	7.64%
F-1	2/21/2014	12.40	8.05	8.32	8.21
F-2	2/21/2014	12.66	8.36	8.62	8.51
F-3	1/27/2017	12.72	8.44	N/A	9.49
R-1	2/1/2007	11.56	7.26	7.52	6.46
R-2	2/1/2007	11.56	7.26	7.53	6.49
R-2E	8/29/2014	11.87	7.57	7.87	7.59
R-3	2/1/2007	12.05	7.74	8.01	6.94
R-4	2/1/2007	12.39	8.06	8.33	7.27
R-5E	11/20/2015	12.63	8.29	N/A	9.14
R-5	2/1/2007	12.73	8.39	8.65	7.59

Indexes	1 year	5 years	10 years	Lifetime (from Class R-6 inception)
S&P 500 Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	25.02%	14.53%	13.10%	15.08%
S&P Target Date 2035 Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	11.38	7.44	7.60	9.73
Bloomberg U.S. Aggregate Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	1.25	–0.33	1.35	2.48

Average Annual Return, Caption [Optional Text]	Average annual total returns For the periods ended December 31, 2024 (with maximum sales charge for Class A):
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown only for Class A shares; after-tax returns for other share classes will vary.
Performance Table Closing [Text Block]

After-tax returns are shown only for Class A shares; after-tax returns for other share classes will vary. After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account (IRA).

Performance Availability Website Address [Text]	capitalgroup.com
American Funds 2030 Target Date Retirement Fund | American Funds 2030 Target Date Retirement Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Investment results
Performance Narrative [Text Block]

The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe and other applicable measures of market results. This information provides some indication of the risks of investing in the fund. Past investment results are not predictive of future investment results. Updated information on the fund’s investment results can be obtained by visiting capitalgroup.com.

Performance Past Does Not Indicate Future [Text]	Past investment results are not predictive of future investment results.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe and other applicable measures of market results.
Bar Chart Narrative [Text Block]

The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe and other applicable measures of market results.

Bar Chart Does Not Reflect Sales Loads [Text]	(Class R shares are not subject to sales charges.)
Bar Chart [Heading]	Calendar year total returns for Class R-6 shares (Class R shares are not subject to sales charges.)
Bar Chart [Table]
Bar Chart Closing [Text Block]

Highest/Lowest quarterly results during this period were:

Highest 13.83% (quarter ended June 30, 2020)

Lowest -12.56% (quarter ended March 31, 2020)

The fund's total return for the nine months ended September 30, 2025, was 13.07%.

Year to Date Return, Label [Optional Text]	The fund's total return for the nine months ended
Bar Chart, Year to Date Return	13.07%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Highest
Highest Quarterly Return	13.83%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest
Lowest Quarterly Return	(12.56%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account (IRA).
Performance [Table]

Average annual total returns For the periods ended December 31, 2024 (with maximum sales charge for Class A):
Share class	Inception date	1 year	5 years	10 years	Lifetime
R-6 – Before taxes	7/13/2009	10.86%	7.18%	7.63%	10.16%
A – Before taxes	2/1/2007	4.17	5.57	6.63	6.33
– After taxes on distributions		3.11	4.46	5.59	N/A
– After taxes on distributions and sale of fund shares		2.93	4.16	5.10	N/A

Share classes (before taxes)	Inception date	1 year	5 years	10 years	Lifetime
C	2/21/2014	8.71%	6.04%	6.62%	6.65%
F-1	2/21/2014	10.51	6.79	7.24	7.22
F-2	2/21/2014	10.77	7.08	7.53	7.51
F-3	1/27/2017	10.84	7.18	N/A	8.22
R-1	2/1/2007	9.67	6.01	6.44	5.87
R-2	2/1/2007	9.70	6.01	6.46	5.89
R-2E	8/29/2014	9.96	6.32	6.78	6.55
R-3	2/1/2007	10.15	6.49	6.93	6.34
R-4	2/1/2007	10.49	6.80	7.25	6.67
R-5E	11/20/2015	10.74	7.02	N/A	7.97
R-5	2/1/2007	10.81	7.12	7.57	6.99

Indexes	1 year	5 years	10 years	Lifetime (from Class R-6 inception)
S&P 500 Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	25.02%	14.53%	13.10%	15.08%
S&P Target Date 2030 Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	9.90	6.46	6.87	9.05
Bloomberg U.S. Aggregate Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	1.25	–0.33	1.35	2.48

Average Annual Return, Caption [Optional Text]	Average annual total returns For the periods ended December 31, 2024 (with maximum sales charge for Class A):
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown only for Class A shares; after-tax returns for other share classes will vary.
Performance Table Closing [Text Block]

After-tax returns are shown only for Class A shares; after-tax returns for other share classes will vary. After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account (IRA).

Performance Availability Website Address [Text]	capitalgroup.com
American Funds 2025 Target Date Retirement Income Fund | American Funds 2025 Target Date Retirement Income Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Investment results
Performance Narrative [Text Block]

The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe and other applicable measures of market results. This information provides some indication of the risks of investing in the fund. Past investment results are not predictive of future investment results. Updated information on the fund’s investment results can be obtained by visiting capitalgroup.com.

Performance Past Does Not Indicate Future [Text]	Past investment results are not predictive of future investment results.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe and other applicable measures of market results.
Bar Chart Narrative [Text Block]

The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe and other applicable measures of market results.

Bar Chart Does Not Reflect Sales Loads [Text]	(Class R shares are not subject to sales charges.)
Bar Chart [Heading]	Calendar year total returns for Class R-6 shares (Class R shares are not subject to sales charges.)
Bar Chart [Table]
Bar Chart Closing [Text Block]

Highest/Lowest quarterly results during this period were:

Highest 12.07% (quarter ended June 30, 2020)

Lowest -10.26% (quarter ended March 31, 2020)

The fund's total return for the nine months ended September 30, 2025, was 12.11%.

Year to Date Return, Label [Optional Text]	The fund's total return for the nine months ended
Bar Chart, Year to Date Return	12.11%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Highest
Highest Quarterly Return	12.07%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest
Lowest Quarterly Return	(10.26%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account (IRA).
Performance [Table]

Average annual total returns For the periods ended December 31, 2024 (with maximum sales charge for Class A):
Share class	Inception date	1 year	5 years	10 years	Lifetime
R-6 – Before taxes	7/13/2009	9.34%	6.23%	6.68%	9.30%
A – Before taxes	2/1/2007	2.69	4.63	5.68	5.64
– After taxes on distributions		1.24	3.42	4.59	N/A
– After taxes on distributions and sale of fund shares		2.20	3.37	4.28	N/A

Share classes (before taxes)	Inception date	1 year	5 years	10 years	Lifetime
C	2/21/2014	7.13%	5.11%	5.68%	5.75%
F-1	2/21/2014	8.89	5.85	6.29	6.31
F-2	2/21/2014	9.18	6.15	6.57	6.60
F-3	1/27/2017	9.31	6.25	N/A	7.18
R-1	2/1/2007	8.12	5.07	5.49	5.18
R-2	2/1/2007	8.12	5.08	5.51	5.20
R-2E	8/29/2014	8.41	5.39	5.85	5.64
R-3	2/1/2007	8.64	5.56	5.98	5.65
R-4	2/1/2007	8.94	5.86	6.30	5.98
R-5E	11/20/2015	9.20	6.09	N/A	6.99
R-5	2/1/2007	9.25	6.19	6.62	6.30

Indexes	1 year	5 years	10 years	Lifetime (from Class R-6 inception)
S&P 500 Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	25.02%	14.53%	13.10%	15.08%
S&P Target Date 2025 Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	8.44	5.55	6.14	8.32
Bloomberg U.S. Aggregate Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	1.25	–0.33	1.35	2.48

Average Annual Return, Caption [Optional Text]	Average annual total returns For the periods ended December 31, 2024 (with maximum sales charge for Class A):
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown only for Class A shares; after-tax returns for other share classes will vary.
Performance Table Closing [Text Block]

After-tax returns are shown only for Class A shares; after-tax returns for other share classes will vary. After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account (IRA).

Performance Availability Website Address [Text]	capitalgroup.com
American Funds 2020 Target Date Retirement Income Fund | American Funds 2020 Target Date Retirement Income Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Investment results
Performance Narrative [Text Block]

The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe and other applicable measures of market results. This information provides some indication of the risks of investing in the fund. Past investment results are not predictive of future investment results. Updated information on the fund’s investment results can be obtained by visiting capitalgroup.com.

Performance Past Does Not Indicate Future [Text]	Past investment results are not predictive of future investment results.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe and other applicable measures of market results.
Bar Chart Narrative [Text Block]

The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe and other applicable measures of market results.

Bar Chart Does Not Reflect Sales Loads [Text]	(Class R shares are not subject to sales charges.)
Bar Chart [Heading]	Calendar year total returns for Class R-6 shares (Class R shares are not subject to sales charges.)
Bar Chart [Table]
Bar Chart Closing [Text Block]

Highest/Lowest quarterly results during this period were:

Highest 9.79% (quarter ended June 30, 2020)

Lowest -8.85% (quarter ended March 31, 2020)

The fund's total return for the nine months ended September 30, 2025, was 11.89%.

Year to Date Return, Label [Optional Text]	The fund's total return for the nine months ended
Bar Chart, Year to Date Return	11.89%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Highest
Highest Quarterly Return	9.79%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest
Lowest Quarterly Return	(8.85%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account (IRA).
Performance [Table]

Average annual total returns For the periods ended December 31, 2024 (with maximum sales charge for Class A):
Share class	Inception date	1 year	5 years	10 years	Lifetime
R-6 – Before taxes	7/13/2009	8.94%	5.63%	6.00%	8.36%
A – Before taxes	2/1/2007	2.39	4.03	5.01	5.00
– After taxes on distributions		0.92	2.75	3.90	N/A
– After taxes on distributions and sale of fund shares		2.00	2.86	3.71	N/A

Share classes (before taxes)	Inception date	1 year	5 years	10 years	Lifetime
C	2/21/2014	6.79%	4.50%	5.01%	5.14%
F-1	2/21/2014	8.66	5.25	5.62	5.70
F-2	2/21/2014	8.92	5.54	5.90	5.99
F-3	1/27/2017	8.98	5.63	N/A	6.41
R-1	2/1/2007	7.89	4.49	4.83	4.55
R-2	2/1/2007	7.77	4.47	4.85	4.58
R-2E	8/29/2014	8.10	4.79	5.18	5.01
R-3	2/1/2007	8.24	4.94	5.30	5.01
R-4	2/1/2007	8.68	5.27	5.63	5.35
R-5E	11/20/2015	8.78	5.47	N/A	6.26
R-5	2/1/2007	8.93	5.57	5.95	5.66

Indexes	1 year	5 years	10 years	Lifetime (from Class R-6 inception)
S&P 500 Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	25.02%	14.53%	13.10%	15.08%
S&P Target Date 2020 Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	8.09	4.88	5.52	7.61
Bloomberg U.S. Aggregate Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	1.25	–0.33	1.35	2.48

Average Annual Return, Caption [Optional Text]	Average annual total returns For the periods ended December 31, 2024 (with maximum sales charge for Class A):
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown only for Class A shares; after-tax returns for other share classes will vary.
Performance Table Closing [Text Block]

After-tax returns are shown only for Class A shares; after-tax returns for other share classes will vary. After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account (IRA).

Performance Availability Website Address [Text]	capitalgroup.com
American Funds 2015 Target Date Retirement Income Fund | American Funds 2015 Target Date Retirement Income Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Investment results
Performance Narrative [Text Block]

The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe and other applicable measures of market results. This information provides some indication of the risks of investing in the fund. Past investment results are not predictive of future investment results. Updated information on the fund’s investment results can be obtained by visiting capitalgroup.com.

Performance Past Does Not Indicate Future [Text]	Past investment results are not predictive of future investment results.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe and other applicable measures of market results.
Bar Chart Narrative [Text Block]

The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe and other applicable measures of market results.

Bar Chart Does Not Reflect Sales Loads [Text]	(Class R shares are not subject to sales charges.)
Bar Chart [Heading]	Calendar year total returns for Class R-6 shares (Class R shares are not subject to sales charges.)
Bar Chart [Table]
Bar Chart Closing [Text Block]

Highest/Lowest quarterly results during this period were:

Highest 9.03% (quarter ended June 30, 2020)

Lowest -8.67% (quarter ended March 31, 2020)

The fund's total return for the nine months ended September 30, 2025, was 11.18%.

Year to Date Return, Label [Optional Text]	The fund's total return for the nine months ended
Bar Chart, Year to Date Return	11.18%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Highest
Highest Quarterly Return	9.03%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest
Lowest Quarterly Return	(8.67%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account (IRA).
Performance [Table]

Average annual total returns For the periods ended December 31, 2024 (with maximum sales charge for Class A):
Share class	Inception date	1 year	5 years	10 years	Lifetime
R-6 – Before taxes	7/13/2009	8.50%	5.29%	5.57%	7.74%
A – Before taxes	2/1/2007	1.82	3.70	4.58	4.70
– After taxes on distributions		0.30	2.46	3.44	N/A
– After taxes on distributions and sale of fund shares		1.63	2.58	3.33	N/A

Share classes (before taxes)	Inception date	1 year	5 years	10 years	Lifetime
C	2/21/2014	6.32%	4.15%	4.57%	4.73%
F-1	2/21/2014	7.98	4.88	5.18	5.28
F-2	2/21/2014	8.35	5.18	5.47	5.57
F-3	1/27/2017	8.43	5.28	N/A	5.95
R-1	2/1/2007	7.21	4.11	4.39	4.24
R-2	2/1/2007	7.25	4.11	4.41	4.28
R-2E	8/29/2014	7.54	4.43	4.76	4.61
R-3	2/1/2007	7.76	4.61	4.88	4.71
R-4	2/1/2007	8.02	4.90	5.19	5.04
R-5E	11/20/2015	8.30	5.12	N/A	5.89
R-5	2/1/2007	8.39	5.22	5.50	5.35

Indexes	1 year	5 years	10 years	Lifetime (from Class R-6 inception)
S&P 500 Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	25.02%	14.53%	13.10%	15.08%
S&P Target Date 2015 Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	7.25	4.56	5.11	6.97
Bloomberg U.S. Aggregate Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	1.25	–0.33	1.35	2.48

Average Annual Return, Caption [Optional Text]	Average annual total returns For the periods ended December 31, 2024 (with maximum sales charge for Class A):
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown only for Class A shares; after-tax returns for other share classes will vary.
Performance Table Closing [Text Block]

After-tax returns are shown only for Class A shares; after-tax returns for other share classes will vary. After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account (IRA).

Performance Availability Website Address [Text]	capitalgroup.com
American Funds 2010 Target Date Retirement Income Fund | American Funds 2010 Target Date Retirement Income Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Investment results
Performance Narrative [Text Block]

The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe and other applicable measures of market results. This information provides some indication of the risks of investing in the fund. Past investment results are not predictive of future investment results. Updated information on the fund’s investment results can be obtained by visiting capitalgroup.com.

Performance Past Does Not Indicate Future [Text]	Past investment results are not predictive of future investment results.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe and other applicable measures of market results.
Bar Chart Narrative [Text Block]

The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe and other applicable measures of market results.

Bar Chart Does Not Reflect Sales Loads [Text]	(Class R shares are not subject to sales charges.)
Bar Chart [Heading]	Calendar year total returns for Class R-6 shares (Class R shares are not subject to sales charges.)
Bar Chart [Table]
Bar Chart Closing [Text Block]

Highest/Lowest quarterly results during this period were:

Highest 8.31% (quarter ended June 30, 2020)

Lowest -7.75% (quarter ended March 31, 2020)

The fund's total return for the nine months ended September 30, 2025, was 10.93%.

Year to Date Return, Label [Optional Text]	The fund's total return for the nine months ended
Bar Chart, Year to Date Return	10.93%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Highest
Highest Quarterly Return	8.31%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest
Lowest Quarterly Return	(7.75%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account (IRA).
Performance [Table]

Average annual total returns For the periods ended December 31, 2024 (with maximum sales charge for Class A):
Share class	Inception date	1 year	5 years	10 years	Lifetime
R-6 – Before taxes	7/13/2009	8.16%	4.99%	5.24%	7.29%
A – Before taxes	2/1/2007	1.62	3.42	4.27	4.40
– After taxes on distributions		0.12	2.26	3.22	N/A
– After taxes on distributions and sale of fund shares		1.48	2.36	3.09	N/A

Share classes (before taxes)	Inception date	1 year	5 years	10 years	Lifetime
C	2/21/2014	6.01%	3.87%	4.27	4.44%
F-1	2/21/2014	7.83	4.62	4.86	4.99
F-2	2/21/2014	8.11	4.91	5.15	5.27
F-3	1/27/2017	8.19	5.00	N/A	5.61
R-1	2/1/2007	6.94	3.87	4.08	3.96
R-2	2/1/2007	7.05	3.85	4.10	3.99
R-2E	8/29/2014	7.27	4.15	4.44	4.30
R-3	2/1/2007	7.50	4.31	4.55	4.42
R-4	2/1/2007	7.85	4.63	4.88	4.75
R-5E	11/20/2015	8.05	4.84	N/A	5.57
R-5	2/1/2007	8.16	4.95	5.19	5.06

Indexes	1 year	5 years	10 years	Lifetime (from Class R-6 inception)
S&P 500 Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	25.02%	14.53%	13.10%	15.08%
S&P Target Date 2010 Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	6.74	4.17	4.66	6.22
Bloomberg U.S. Aggregate Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	1.25	–0.33	1.35	2.48

Average Annual Return, Caption [Optional Text]	Average annual total returns For the periods ended December 31, 2024 (with maximum sales charge for Class A):
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown only for Class A shares; after-tax returns for other share classes will vary.
Performance Table Closing [Text Block]

After-tax returns are shown only for Class A shares; after-tax returns for other share classes will vary. After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account (IRA).

Performance Availability Website Address [Text]	capitalgroup.com